Employee Benefit Plans - Plans with Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 191	$ 224
Accumulated benefit obligation	191	224
Fair value of plan assets	0	20
Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	68	149
Accumulated benefit obligation	61	142
Fair value of plan assets	$ 25	$ 76